STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 3,548,394	$ 3,841,585	$ 3,237,254
EXPENSES
Charges for mortality and expense risk, and for administration	478,481	481,549	470,364
NET INVESTMENT INCOME	3,069,913	3,360,036	2,766,890
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	2,653,031	1,727,205	5,666,123
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(711,130)	(136,991)	67,194
NET GAIN (LOSS) ON INVESTMENTS	1,941,901	1,590,214	5,733,317
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,011,814	$ 4,950,250	$ 8,500,207